Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2019

VTC-QTLY-0519
1.814636.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Communications Equipment - 2.4%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	6,600	$2,075,436
Cisco Systems, Inc.	213,883	11,547,543
F5 Networks, Inc. (a)	7,240	1,136,173
Motorola Solutions, Inc.	20,800	2,920,736
		17,679,888
Electronic Equipment & Components - 2.3%
Electronic Components - 0.9%
Amphenol Corp. Class A	35,669	3,368,580
Corning, Inc.	99,656	3,298,614
		6,667,194
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	22,489	1,961,041
Trimble, Inc. (a)	29,495	1,191,598
Zebra Technologies Corp. Class A (a)	6,600	1,382,898
		4,535,537
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	42,800	3,456,100
Technology Distributors - 0.3%
CDW Corp.	18,400	1,773,208

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		16,432,039

Entertainment - 2.6%
Movies & Entertainment - 2.6%
Netflix, Inc. (a)	53,932	19,229,994
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (b)(c)	567,730	3,667,536
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. Class C (a)	12,361	14,503,285
Internet & Direct Marketing Retail - 2.7%
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	4,000	7,123,000
eBay, Inc.	188,700	7,008,318
Meituan Dianping Class B	802,634	5,408,867
		19,540,185
IT Services - 21.3%
Data Processing & Outsourced Services - 16.8%
Alliance Data Systems Corp.	5,800	1,014,884
Automatic Data Processing, Inc.	53,101	8,482,354
Broadridge Financial Solutions, Inc.	13,940	1,445,439
Fidelity National Information Services, Inc.	39,604	4,479,212
First Data Corp. Class A (a)	60,189	1,581,165
Fiserv, Inc. (a)	50,000	4,414,000
FleetCor Technologies, Inc. (a)	11,400	2,811,126
Global Payments, Inc.	19,900	2,716,748
Jack Henry & Associates, Inc.	9,233	1,280,986
MasterCard, Inc. Class A	110,700	26,064,315
Paychex, Inc.	39,555	3,172,311
PayPal Holdings, Inc. (a)	135,300	14,049,552
Square, Inc. (a)	38,000	2,846,960
The Western Union Co.	51,142	944,593
Total System Services, Inc.	20,800	1,976,208
Visa, Inc. Class A	260,200	40,640,638
Worldpay, Inc. (a)	38,600	4,381,100
		122,301,591
Internet Services & Infrastructure - 2.0%
Akamai Technologies, Inc. (a)	20,200	1,448,542
GoDaddy, Inc. (a)	21,100	1,586,509
MongoDB, Inc. Class A (a)(d)	43,000	6,321,860
Okta, Inc. (a)	33,100	2,738,363
VeriSign, Inc. (a)	13,370	2,427,457
		14,522,731
IT Consulting & Other Services - 2.5%
Accenture PLC Class A	77,110	13,572,902
DXC Technology Co.	35,200	2,263,712
Gartner, Inc. (a)	10,803	1,638,599
Leidos Holdings, Inc.	15,185	973,207
		18,448,420

TOTAL IT SERVICES		155,272,742

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	94,814	151,167
Road & Rail - 0.5%
Trucking - 0.5%
Lyft, Inc.	4,200	302,400
Lyft, Inc.	45,297	3,191,672
		3,494,072
Semiconductors & Semiconductor Equipment - 14.2%
Semiconductor Equipment - 2.3%
Applied Materials, Inc.	217,900	8,641,914
ASML Holding NV (Netherlands)	13,000	2,443,346
KLA-Tencor Corp.	20,100	2,400,141
Lam Research Corp.	19,500	3,490,695
		16,976,096
Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	115,500	2,947,560
Analog Devices, Inc.	44,700	4,705,569
Broadcom, Inc.	51,503	15,487,467
Intel Corp.	215,408	11,567,410
Marvell Technology Group Ltd.	222,700	4,429,503
Microchip Technology, Inc.	28,600	2,372,656
Micron Technology, Inc. (a)	142,100	5,872,993
NVIDIA Corp.	69,900	12,551,244
ON Semiconductor Corp. (a)	52,185	1,073,445
Qorvo, Inc. (a)	16,500	1,183,545
Qualcomm, Inc.	170,950	9,749,279
Skyworks Solutions, Inc.	23,100	1,905,288
Texas Instruments, Inc.	84,048	8,914,971
Xilinx, Inc.	30,958	3,925,165
		86,686,095

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		103,662,191

Software - 32.2%
Application Software - 13.7%
Adobe, Inc. (a)	86,200	22,971,438
ANSYS, Inc. (a)	9,322	1,703,223
Atlassian Corp. PLC (a)	25,704	2,888,873
Autodesk, Inc. (a)	27,800	4,331,796
Cadence Design Systems, Inc. (a)	33,970	2,157,435
Citrix Systems, Inc.	16,400	1,634,424
Intuit, Inc.	45,700	11,946,437
Nutanix, Inc.:
Class A (a)	143,900	5,430,786
Class B (a)(e)	6,397	241,423
Parametric Technology Corp. (a)	88,642	8,171,020
Salesforce.com, Inc. (a)	123,500	19,558,695
Splunk, Inc. (a)	16,400	2,043,440
SS&C Technologies Holdings, Inc.	66,000	4,203,540
Synopsys, Inc. (a)	16,468	1,896,290
Ultimate Software Group, Inc. (a)	22,680	7,487,348
Workday, Inc. Class A (a)	18,000	3,471,300
		100,137,468
Systems Software - 18.5%
Fortinet, Inc. (a)	17,108	1,436,559
Microsoft Corp.	994,800	117,326,712
Palo Alto Networks, Inc. (a)	11,300	2,744,544
Red Hat, Inc. (a)	21,400	3,909,780
ServiceNow, Inc. (a)	21,300	5,250,237
Symantec Corp.	75,000	1,724,250
Tableau Software, Inc. (a)	8,400	1,069,152
VMware, Inc. Class A	9,101	1,642,822
		135,104,056

TOTAL SOFTWARE		235,241,524

Technology Hardware, Storage & Peripherals - 17.8%
Technology Hardware, Storage & Peripherals - 17.8%
Apple, Inc.	636,715	120,944,012
HP, Inc.	195,700	3,802,451
NetApp, Inc.	31,500	2,184,210
Seagate Technology LLC	32,600	1,561,214
Western Digital Corp.	34,900	1,677,294
		130,169,181
TOTAL COMMON STOCKS
(Cost $569,280,441)		719,043,804

Convertible Preferred Stocks - 0.7%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (a)(b)(c)	4,211	2,309,144
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	33,900	735,166
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	45,124	2,168,659
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,924,063)		5,212,969

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.48% (f)	6,329,247	6,330,512
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	6,423,167	6,423,810
TOTAL MONEY MARKET FUNDS
(Cost $12,754,322)		12,754,322
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $584,958,826)		737,011,095
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,037,767)
NET ASSETS - 100%		$729,973,328

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,880,505 or 1.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,423 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
Reddit, Inc. Series D	2/4/19	$735,166
Roofoods Ltd. Series F	9/12/17	$1,488,886
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,662
Fidelity Securities Lending Cash Central Fund	516,167
Total	$533,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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